Hilton Small-MidCap Opportunity ETF

Schedule of Investments

July 31, 2024 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Apparel - 1.8%
Ralph Lauren Corp. - Class A	8,030	$1,409,988

Banks - 5.6%
Commerce Bancshares, Inc.	19,593	1,267,863
Community Financial System, Inc.	25,358	1,564,082
Cullen/Frost Bankers, Inc.	12,640	1,479,638
		4,311,583

Beverages - 1.4%
Primo Water Corp. (a)	47,864	1,049,658

Chemicals - 1.2%
Ashland, Inc.	9,548	922,814

Commercial Services - 4.7%
Booz Allen Hamilton Holding Corp.	8,818	1,263,707
ICF International, Inc.	7,936	1,167,386
Valvoline, Inc. (a)	24,180	1,124,370
		3,555,463

Computers - 8.5%
Amdocs Ltd.	11,055	966,981
CyberArk Software Ltd. (a)	5,908	1,514,693
Kyndryl Holdings, Inc. (a)	66,848	1,796,206
Maximus, Inc.	12,896	1,197,909
Tenable Holdings, Inc. (a)	21,948	1,007,852
		6,483,641

Cosmetics & Personal Care - 2.1%
Coty, Inc. - Class A (a)	80,373	799,711
elf Beauty, Inc. (a)	4,874	841,155
		1,640,866

Diversified Financial Services - 4.8%
Ares Management Corp. - Class A	6,720	1,029,504
Houlihan Lokey, Inc.	12,524	1,881,731
Moelis & Co. - Class A	11,133	757,044
		3,668,279

Electric - 3.3%
Clearway Energy, Inc. - Class C	32,736	873,396
CMS Energy Corp.	12,276	795,485
IDACORP, Inc.	8,680	848,470
		2,517,351

Electronics - 3.4%
nVent Electric PLC	21,700	1,576,071
TD SYNNEX Corp.	8,804	1,049,173
		2,625,244

Engineering & Construction - 8.5%
Dycom Industries, Inc. (a)	10,244	1,879,877
EMCOR Group, Inc.	3,971	1,490,872
Jacobs Solutions, Inc.	9,071	1,327,541

Primoris Services Corp.	31,994	1,806,701
		6,504,991

Entertainment - 2.0%
Live Nation Entertainment, Inc. (a)	15,997	1,538,751

Environmental Control - 2.9%
Clean Harbors, Inc. (a)	9,200	2,196,316

Food - 2.5%
Sprouts Farmers Market, Inc. (a)	10,878	1,086,603
The Simply Good Foods Co. (a)	24,803	841,318
		1,927,921

Healthcare - Products - 5.0%
Bio-Techne Corp.	16,237	1,324,777
STERIS PLC	4,340	1,036,218
Teleflex, Inc.	2,976	657,458
West Pharmaceutical Services, Inc.	2,684	821,760
		3,840,213

Healthcare - Services - 1.6%
Charles River Laboratories International, Inc. (a)	5,043	1,230,996

Insurance - 1.6%
RenaissanceRe Holdings Ltd.	5,332	1,236,544

Internet - 2.0%
Magnite, Inc. (a)	104,704	1,522,396

Iron & Steel - 2.6%
Commercial Metals Co.	14,136	849,574
Reliance, Inc.	3,720	1,132,963
		1,982,537

Machinery - Construction & Mining - 1.7%
BWX Technologies, Inc.	12,810	1,274,467

Miscellaneous Manufacturers - 1.9%
Teledyne Technologies, Inc. (a)	3,361	1,417,872

Oil & Gas - 4.7%
Coterra Energy, Inc.	33,852	873,382
EQT Corp.	32,458	1,120,125
Helmerich & Payne, Inc.	21,742	878,812
Magnolia Oil & Gas Corp. - Class A	26,536	722,841
		3,595,160

Packaging & Containers - 1.1%
AptarGroup, Inc.	5,704	838,374

Retail - 6.2%
BJ’s Wholesale Club Holdings, Inc. (a)	14,632	1,287,031
Burlington Stores, Inc. (a)	6,715	1,748,049
RH (a)	3,233	937,828
Ulta Beauty, Inc. (a)	1,984	723,942
		4,696,850

Semiconductors - 5.5%
Entegris, Inc.	11,532	1,364,120

MACOM Technology Solutions Holdings, Inc. (a)	11,931	1,204,076
MKS Instruments, Inc.	11,180	1,407,562
Wolfspeed, Inc. (a)	11,036	208,029
		4,183,787

Software - 1.4%
Broadridge Financial Solutions, Inc.	5,084	1,087,976

Telecommunications - 3.1%
Ciena Corp. (a)	23,312	1,229,475
DigitalBridge Group, Inc. - Class A	82,121	1,160,370
		2,389,845

Transportation - 2.9%
Landstar System, Inc.	4,960	943,640
Saia, Inc. (a)	2,976	1,243,522
		2,187,162
TOTAL COMMON STOCKS (Cost $63,040,768)		71,837,045

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Alexandria Real Estate Equities, Inc.	5,725	671,485
Americold Realty Trust, Inc.	52,523	1,569,913
Rexford Industrial Realty, Inc.	14,285	715,821
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,906,315)		2,957,219

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 5.23% (b)	1,610,564	1,610,564
TOTAL SHORT-TERM INVESTMENTS (Cost $1,610,564)		1,610,564

TOTAL INVESTMENTS - 100.0% (Cost $67,557,647)		76,404,828
Liabilities in Excess of Other Assets - (0.0)% (c)		(16,820)
TOTAL NET ASSETS - 100.0%		$76,388,008

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

Hilton Small-MidCap Opportunity ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$71,837,045	$—	$—	$71,837,045
Real Estate Investment Trusts	2,957,219	—	—	2,957,219
Money Market Funds	1,610,564	—	—	1,610,564
Total Investments	$76,404,828	$—	$—	$76,404,828

Refer to the Schedule of Investments for further disaggregation of investment categories.